Revision of Previously Issued Financial Statement (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments
The following table summarizes the effect of the revision on each balance sheet line item as of the date:

	As Previously Reported	Adjustment	As Revised
Balance Sheet at February 26, 2021
Warrant Liabilities	$—	$107,692,500	$107,692,500
Class A ordinary shares subject to possible redemption	161,384,400	(107,692,500)	1,553,691,900
Class A ordinary shares	636	1,077	1,713
Additional paid-in capital	5,000,059	13,336,770	18,336,829
Accumulated deficit	$(5,000)	$(13,337,847)	$(13,342,847)